VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 666

                   Investment Grade Municipal Trust, Series 71

               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 10, 2008


The following bond will not be delivered to the Trust:

        AGGREGATE          NAME OF ISSUER, INTEREST RATE AND MATURITY DATE OF BONDS     REDEMPTION FEATURE
        PRINCIPAL

        $280,000           Port  Authority  of New  York & New  Jersey,  Consolidated
                           138th Series, Revenue Bonds                                  2014 @ 101
                           4.75%, Due 12/01/2034                                        2032 @ 100 S.F.

Pursuant to the terms of the Trust Agreement governing the Trust, this bond will be replaced with the following bond:


        AGGREGATE          NAME OF ISSUER, INTEREST RATE AND MATURITY DATE OF BONDS     REDEMPTION FEATURE
        PRINCIPAL                                                                       REDEMPTION FEATURE

        $280,000           New York, Metropolitan Transportation Authority,
                           Transportation Revenue Bonds, Series B                       2016 @ 100
                           4.75%, Due  11/15/2031                                       2027 @ 100 S.F.



Supplement Dated:  January 15, 2008